Exhibit 1

Prima Capital CRE Securitization 2019-RK1 Ltd.

Report To:

Prima Capital CRE Securitization 2019-RK1 Depositor Corp.

Prima Capital Advisors LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

15 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Prima Capital CRE Securitization 2019-RK1 Depositor Corp. Prima Capital Advisors LLC 2 Overhill Road, Suite 215 Scarsdale, New York 10583
JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179
Re: Prima Capital CRE Securitization 2019-RK1 Ltd. (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist JPMorgan Chase Bank, National Association (“JP Morgan”) with respect to certain information relating to the Trust Loans (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, JP Morgan, on behalf of Prima Capital CRE Securitization 2019-RK1 Depositor Corp. (the “Depositor”), provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Whole Loans and Mezzanine Loans (both as defined in Attachment A) which contain various source documents (the “Source Documents”) relating to the Whole Loans, Mezzanine Loans and Mortgaged Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that JP Morgan, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that JP Morgan, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which JP Morgan, on behalf of the Depositor, instructed us to perform no procedures,
f.	A draft of the indenture relating to the Issuer’s securitization transaction (the “Draft Indenture”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Indenture and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Indenture or any other information provided to us by JP Morgan, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by JP Morgan, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loans,
iii.	Whether the originators of the Trust Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loans that would be material to the likelihood that the Issuer will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 May 2019

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, JP Morgan, on behalf of the Depositor, indicated that:

a.	The Issuer’s assets will consist primarily of a pool of three subordinate fixed rate interest-only mortgage loans (collectively, the “Trust Loans”) secured by first liens on various types of commercial and multifamily properties (the “Mortgaged Properties”),
b.	Each Trust Loan is part of a split loan structure consisting of the Trust Loan and one or more pari-passu fixed rate interest-only notes (collectively, the “Non-Trust Companion B-Notes,” together with the Trust Loans, the “B-Notes”),
c.	With respect to each Trust Loan, there exists multiple senior fixed rate interest-only notes (each, a “Non-Trust A-Note”) that will not be assets of the Issuer,
d.	With respect to one of the Trust Loans, there exists multiple subordinate fixed rate interest-only notes (each, a “Non-Trust C-Note”) that will not be assets of the Issuer and
e.	With respect to one of the Trust Loans, there exists related fixed rate interest-only senior and junior mezzanine loans (collectively, the “Mezzanine Loans”) that will not be assets of the Issuer.

For the purpose of the procedures described in this report:

a.	Each related Non-Trust A-Note, together with its related B-Notes and Non-Trust C-Notes, as applicable, is hereinafter referred to as a “Whole Loan” and
b.	Each Whole Loan, together with its related Mezzanine Loans, as applicable, is hereinafter referred to as the “Total Debt associated with each Whole Loan.”

Procedures performed and our associated findings

1.	JP Morgan, on behalf of the Depositor, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Trust Loans, Mortgaged Properties, B-Notes, Non-Trust A-Notes, Non-Trust C-Notes, Mezzanine Loans, Whole Loans and Total Debt associated with each Whole Loan as of the related due date of each Whole Loan in June 2019 (collectively, the “Reference Date”) and
b.	Record layout and decode information related to the information on Preliminary Data File.

2.	For each Trust Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 1 to Attachment A that were provided by JP Morgan, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item 2.

Attachment A Page 2 of 8

2. (continued)

The Source Document(s) that we were instructed by JP Morgan, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, JP Morgan, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

3.	As instructed by JP Morgan, on behalf of the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 2. above and provided a list of such differences to JP Morgan. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

4.	Subsequent to the performance of the procedures described in Items 2. and 3. above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Trust Loans, Mortgaged Properties, B-Notes, Non-Trust A-Notes, Non-Trust C-Notes, Mezzanine Loans, Whole Loans and Total Debt associated with each Whole Loan as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

5.	Using the “First Payment Date” of each Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Term” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	Using the:
a.	Seasoning and
b.	Term

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Rem. Term” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	The applicable Source Document(s) indicate that each Whole Loan and Mezzanine Loan is interest-only for its entire term. Based on this information, JP Morgan, on behalf of the Depositor, instructed us to:
a.	Use “0” for the original amortization term of each Whole Loan (the “Amort. Term”),
b.	Use “0” for the remaining amortization term of each Whole Loan (the “Rem. Amort.”),
c.	Use the “Term” of each Whole Loan, as shown on the Final Data File, for the original interest-only period of each Whole Loan (the “I/O Period”),
d.	Use the “Total Original Balance Senior Pari Passu Debt” of each related Non-Trust A-Note, as shown on the Final Data File, as:
i.	The aggregate principal balance of each related Non-Trust A-Note as of the Reference Date (the “Total Cut-off Date Senior Pari Passu Debt”) and
ii.	The aggregate principal balance of each related Non-Trust A-Note as of the “Maturity/ARD Date” of each related Whole Loan (the “Total Maturity Balance Senior Pari Passu Debt”),
e.	Use the “Total Original B-Note Balance” of each related B-Note, as shown on the Final Data File, as:
i.	The aggregate principal balance of each related B-Note as of the Reference Date (the “Total B-Note Cut-off Date Balance”) and
ii.	The aggregate principal balance of each related B-Note as of the “Maturity/ARD Date” of each related Whole Loan (the “Total B-Note Maturity Balance”),
f.	Use the “Total Original C-Note Balance” of the Non-Trust C-Notes, as shown on the Final Data File, as:
i.	The aggregate principal balance of each related Non-Trust C-Note as of the Reference Date (the “Total C-Note Cut-off Date Balance”) and
ii.	The aggregate principal balance of the Non-Trust C-Notes as of the “Maturity/ARD Date” of each related Whole Loan (the “Total C-Note Maturity Balance”),
g.	Use the “Total Original Mezz Balance” of the Mezzanine Loans, as shown on the Final Data File, as:
i.	The aggregate principal balance of each related Mezzanine Loan as of the Reference Date (the “Total Mezz Cut-off Date Balance”) and
ii.	The aggregate principal balance of the Mezzanine Loans as of the “Maturity/ARD Date” of each related Mezzanine Loan (the “Total Mezz Maturity Balance”) and
h.	Use the “Cutoff B-Note In-Trust Balance” of each Trust Loan, as shown on the Final Data File, as the principal balance of each Trust Loan as of the “Maturity/ARD Date” of each related Whole Loan (the “In-Trust Maturity Balance”).

Attachment A Page 4 of 8

9.	Using the:
a.	Total Cut-off Date Senior Pari Passu Debt,
b.	Total Maturity Balance Senior Pari Passu Debt,
c.	Total B-Note Cut-off Date Balance,
d.	Total B-Note Maturity Balance,
e.	Total C-Note Cut-off Date Balance,
f.	Total C-Note Maturity Balance,
g.	Total Mezz Cut-off Date Balance and
h.	Total Mezz Maturity Balance

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Cut-off Date Pari + B-Note Balance,
ii.	Maturity Pari + B-Note Balance,
iii.	Cut-off Date Whole Loan Balance (Pari + B-Note + C-Note),
iv.	Maturity Whole Loan Balance (Pari + B-Note + C-Note),
v.	Total Cut-off Date Debt Balance (Pari + B-note + C-Note + Mezz) and
vi.	Total Debt Maturity Balance (Pari + B-note + C-Note + Mezz)

of each Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Total Original Balance Senior Pari Passu Debt,
b.	Total Original B-Note Balance,
c.	Total Original C-Note Balance,
d.	Total Original Mezz Balance,
e.	Senior Pari Passu Interest Rate (%),
f.	B-Note Interest Rate,
g.	C-Note Interest Rate,
h.	Mezz Interest Rate,
i.	Amortization Type and
j.	Accrual Type

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by JP Morgan, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Total Senior Pari Passu Annual Debt Service,
ii.	B-Note Annual Debt Service,
iii.	C-Note Annual Debt Service and
iv.	Mezz Annual Debt Service

of each Whole Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Total Senior Pari Passu Annual Debt Service” of the Non-Trust A-Notes related to each Whole Loan as the product of:

a.	The “Total Original Balance Senior Pari Passu Debt,” as shown on the Final Data File,
b.	The “Senior Pari Passu Interest Rate (%),” as shown on the Final Data File, and
c.	366/360.

Attachment A Page 5 of 8

10.	(continued)

For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to recalculate the “B-Note Annual Debt Service” of the B-Notes related to each Whole Loan as the product of:

a.	The “Total Original B-Note Balance,” as shown on the Final Data File,
b.	The “B-Note Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to recalculate the “C-Note Annual Debt Service” of the Non-Trust C-Notes as the product of:

a.	The “Total Original C-Note Balance,” as shown on the Final Data File,
b.	The “C-Note Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Mezz Annual Debt Service” of the Mezzanine Loans as the product of:

a.	The “Total Original Mezz Balance,” as shown on the Final Data File,
b.	The “Mezz Interest Rate,” as shown on the Final Data File, and
c.	366/360.

11.	Using the:
a.	Total Senior Pari Passu Annual Debt Service,
b.	B-Note Annual Debt Service,
c.	C-Note Annual Debt Service and
d.	Mezz Annual Debt Service

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Pari + B-Note Annual Debt Service,
ii.	Total Debt (Mortgage + B-Note + C-Note) Whole Loan Annual Debt Service and
iii.	Total Debt (Mortgage + B-Note + C-Note + Mezz) Annual Debt Service

of each Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

12.	Using the:
a.	Total Senior Pari Passu Annual Debt Service,
b.	Pari + B-Note Annual Debt Service,
c.	Total Debt (Mortgage + B-Note + C-Note) Whole Loan Annual Debt Service,
d.	Total Debt (Mortgage + B-Note + C-Note + Mezz) Annual Debt Service,
e.	Total Cut-off Date Senior Pari Passu Debt,
f.	Total Maturity Balance Senior Pari Passu Debt,
g.	Cut-off Date Pari + B-Note Balance,
h.	Maturity Pari + B-Note Balance,
i.	Cut-off Date Whole Loan Balance (Pari + B-Note + C-Note),
j.	Maturity Whole Loan Balance (Pari + B-Note + C-Note),
k.	Total Cut-off Date Debt Balance (Pari + B-note + C-Note + Mezz),
l.	Total Debt Maturity Balance (Pari + B-note + C-Note + Mezz),
m.	UW NOI,
n.	UW NCF and
o.	Appraised Value

of each Whole Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Indenture, we recalculated the:

i.	Senior Pari Passu Cutoff LTV (%),
ii.	Senior Pari Passu Maturity LTV (%),
iii.	Senior Pari Passu UW NOI DSCR,
iv.	Senior Pari Passu UW NCF DSCR,
v.	Senior Pari Passu Underwritten NOI Debt Yield,
vi.	Senior Pari Passu Underwritten NCF Debt Yield,
vii.	(Senior Pari Passu + B-Note) Cutoff LTV (%),
viii.	(Senior Pari Passu + B-Note) Maturity LTV (%),
ix.	(Senior Pari Passu + B-Note) UW NOI DSCR,
x.	(Senior Pari Passu + B-Note) UW NCF DSCR,
xi.	(Senior Pari Passu + B-Note) Underwritten NOI Debt Yield,
xii.	(Senior Pari Passu + B-Note) Underwritten NCF Debt Yield,
xiii.	Whole Loan Cutoff LTV (%),
xiv.	Whole Loan Maturity LTV (%),
xv.	Whole Loan UW NOI DSCR,
xvi.	Whole Loan UW NCF DSCR,
xvii.	Whole Loan Underwritten NOI Debt Yield,
xviii.	Whole Loan Underwritten NCF Debt Yield,
xix.	Total Debt CUT_OFF_LTV,
xx.	Total Debt MAT_LTV,
xxi.	Total Debt NOI DSCR,
xxii.	Total Debt NCF DSCR,
xxiii.	Total Debt Debt NOI DY and
xxiv.	Total Debt Debt NCF DY

of each Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

12. (continued)

For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to:

a.	Round the “Senior Pari Passu UW NOI DSCR,” “Senior Pari Passu UW NCF DSCR,” “(Senior Pari Passu + B-Note) UW NOI DSCR,” “(Senior Pari Passu + B-Note) UW NCF DSCR,” “Whole Loan UW NOI DSCR,” “Whole Loan UW NCF DSCR,” “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and
b.	Round the “Senior Pari Passu Cutoff LTV (%),” “Senior Pari Passu Maturity LTV (%),” “Senior Pari Passu Underwritten NOI Debt Yield,” “Senior Pari Passu Underwritten NCF Debt Yield,” “(Senior Pari Passu + B-Note) Cutoff LTV (%),” “(Senior Pari Passu + B-Note) Maturity LTV (%),” “(Senior Pari Passu + B-Note) Underwritten NOI Debt Yield,” “(Senior Pari Passu + B-Note) Underwritten NCF Debt Yield,” “Whole Loan Cutoff LTV (%),” “Whole Loan Maturity LTV (%),” “Whole Loan Underwritten NOI Debt Yield,” “Whole Loan Underwritten NCF Debt Yield,” “Total Debt CUT_OFF_LTV,” “Total Debt MAT_LTV,” “Total Debt Debt NOI DY” and “Total Debt Debt NCF DY” to the nearest 1/10th of one percent.

13.	Using the:
a.	Total Cut-off Date Senior Pari Passu Debt,
b.	Cut-off Date Pari + B-Note Balance,
c.	Cut-off Date Whole Loan Balance (Pari + B-Note + C-Note),
d.	Maturity Whole Loan Balance (Pari + B-Note + C-Note),
e.	Total Cut-off Date Debt Balance (Pari + B-note + C-Note + Mezz) and
f.	Total SF/Units

of each Whole Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Indenture, we recalculated the

i.	A-Note Per Unit,
ii.	A_Note + B-Note Per Unit,
iii.	Whole Loan Per Unit,
iv.	Whole Loan Maturity Balance Per Unit and
v.	Total Debt Per Unit

of each Whole Loan and Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Cutoff B-Note In-Trust Balance” of the Trust Loans, as shown on the Final Data File, we recalculated the “% of deal” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the “Principal Name” of each Whole Loan, as shown on the Final Data File, we identified those Whole Loans, if any, that had at least one common “Principal Name” (each, a “Related Borrower”). We compared this information to the Related Borrower information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

16.	Using the:
a.	Seasoning and
b.	JEMS Lockout Output

of each Whole Loan, all as shown on the Final Data File, we recalculated the “Lockout Remaining” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Servicing Fee Rate,
b.	Subservicer Fee,
c.	Trustee & Paying Agent Fee,
d.	Trust Advisor and
e.	CREFC Fee

of each Trust Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	B-Note Interest Rate and
b.	Admin. Fee

of each Trust Loan, both as shown on the Final Data File, we recalculated the “Net B-Note Interest Rate” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 13

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll or Lease Agreement
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Capital Expenditure Report
Total SF/Units	Borrower Rent Roll, Underwritten Rent Roll or Lease Agreement
Current Occupancy	Underwriter’s Summary Report
Current Occupancy Date (Note 3)	Underwriter’s Summary Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Exhibit 1 to Attachment A Page 2 of 13

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Appraisal Date	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 4)	Phase II Environmental Report
Seismic Date (see Note 5)	Seismic Report
Seismic Zone (see Note 5)	Seismic Report
PML % (see Note 5)	Seismic Report
Earthquake Insurance (see Note 6)	Certificate of Property Insurance
Environmental Insurance (see Note 7)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll or Lease Agreement

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
Unit Size	Borrower Rent Roll or Underwritten Rent Roll
Lease Expiration	Borrower Rent Roll or Underwritten Rent Roll
2nd Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
2nd Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Borrower Rent Roll or Underwritten Rent Roll
3rd Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
3rd Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Borrower Rent Roll or Underwritten Rent Roll
4th Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
4th Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Borrower Rent Roll or Underwritten Rent Roll
5th Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
5th Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Borrower Rent Roll or Underwritten Rent Roll

Exhibit 1 to Attachment A Page 3 of 13

Underwriting Information: (see Note 8)

Characteristic	Source Document(s)

UW Revenues	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Capital Items	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
2015 Revenues	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 Revenues	2018 Financial Update Report
2018 Total Expenses	2018 Financial Update Report
2018 NOI	2018 Financial Update Report
Most Recent Occupancy	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 1 to Attachment A Page 4 of 13

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve (see Note 9)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve (see Note 9)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve (see Note 9)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve (see Note 9)	Closing Statement, Loan Agreement, Loan Modification Agreement or Servicing Tape
Monthly Debt Service Reserve (see Note 9)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
CapEx Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap (see Note 10)	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 5 of 13

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront TI/LC Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 11)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 6 of 13

Whole Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal Name	Guaranty Agreement, Loan Agreement
Total Original Balance Senior Pari Passu Debt	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Original B-Note Balance	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Original C-Note Balance	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Original Mezz Balance	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Senior Pari Passu Interest Rate (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
B-Note Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
C-Note Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Mezz Interest Rate	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
First Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Last IO Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 7 of 13

Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement, Clearing Account Agreement or Loan Modification Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement, Clearing Account Agreement or Loan Modification Agreement
Lockbox Type (see Note 12)	Cash Management Agreement, Loan Agreement, Clearing Account Agreement or Loan Modification Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement, Clearing Account Agreement or Loan Modification Agreement
Cash Management (see Note 13)	Cash Management Agreement, Loan Agreement, Clearing Account Agreement or Loan Modification Agreement
Lockout End Date (see Notes 14 and 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Note 15)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Note 15)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 16)	Promissory Note, Loan Agreement, Loan Modification Agreement
Remaining Yield Maintenance Payments (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 8 of 13

Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Original String (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement or Loan Modification Agreement
Title Type	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Crossed Loan	Loan Agreement or Loan Modification Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 9 of 13

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	City and
c.	State

characteristics, JP Morgan, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, JP Morgan, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent, as shown in the applicable Source Document(s).

3.	For each Mortgaged Property on the Preliminary Data File with the “Single Tenant” characteristic as “Yes,” JP Morgan, on behalf of the Depositor, instructed us to use the Reference Date of the related Trust Loan for the “Current Occupancy Date” characteristic.

4.	For the purpose of comparing the “Phase II Performed” characteristic, JP Morgan, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Preliminary Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Preliminary Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Preliminary Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

5.	JP Morgan, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for Mortgaged Properties that contain a seismic report Source Document in the related loan file.

6.	For the purpose of comparing the “Earthquake Insurance” characteristic, JP Morgan, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Preliminary Data File is less than 20% or is “<blank>,” JP Morgan, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

7.	For the purpose of comparing the “Environmental Insurance” characteristic, JP Morgan, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

Exhibit 1 to Attachment A Page 10 of 13

Notes: (continued)

8.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, JP Morgan, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

9.	For the purpose of comparing the:
a.	Monthly Capex Reserve,
b.	Monthly TI/LC Reserve,
c.	Monthly Envir. Reserve,
d.	Monthly Other Reserve and
e.	Monthly Debt Service Reserve

characteristics, JP Morgan, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Preliminary Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Reference Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the:
a.	CapEx Reserve Cap,
b.	TI/LC Reserve Cap,
c.	Envir. Reserve Cap,
d.	RE Tax Reserve Cap,
e.	Insur. Reserve Cap,
f.	Debt Service Reserve Cap and
g.	Other Reserve Cap

characteristics, JP Morgan, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

Exhibit 1 to Attachment A Page 11 of 13

Notes: (continued)

11.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, JP Morgan, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

12.	For the purpose of comparing the “Lockbox Type” characteristic, JP Morgan, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account or borrower will cause all rent or other income to be transmitted directly to the lockbox account.
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related Mortgaged Property to collect rents from tenants and pay all such rent directly to the lockbox account,
c.	Soft Springing – the applicable Source Document(s) currently require the related borrower or the property manager at the related Mortgaged Property to collect rents from tenants and pay all such rent directly to the lockbox account; provided, however, that upon the occurrence of certain triggering events provided in the applicable Source Document(s), the related borrower is required to implement a hard lockbox,
d.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox,
e.	Springing Hard – a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s) and
f.	Springing Soft - a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 1 to Attachment A Page 12 of 13

Notes: (continued)

13.	For the purpose of comparing the “Cash Management” characteristic, JP Morgan, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing - for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

14.	For the purpose of comparing the “Lockout End Date” characteristic for each Whole Loan, JP Morgan, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for Whole Loans that allow for defeasance following a lockout period and the day prior to the first “Payment Date” in the yield maintenance period for Whole Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For the Whole Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, JP Morgan, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

15.	For the purpose of comparing the “Defeasance End Date” characteristic for Whole Loans that allow for defeasance and the “Yield Maint. End Date” characteristic for Whole Loans that can be prepaid with yield maintenance, JP Morgan, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s). For Whole Loans that do not allow for defeasance, JP Morgan, on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For Whole Loans that cannot be prepaid with yield maintenance, JP Morgan, on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” characteristic.

Exhibit 1 to Attachment A Page 13 of 13

Notes: (continued)

16.	For the purpose of comparing the:
a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Defeasance Payments,
d.	Remaining Yield Maintenance Payments and
e.	Original String

characteristics for each Whole Loan, JP Morgan, on behalf of the Depositor, instructed us to assume the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by JP Morgan, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Sequence #
Loan
Loan / Prop. Property Name
No. of Properties
Franchise Expiration Date
Seller
Originator Loan #
CTL (Y/N)
Annual Ground Lease Payment
Ground Lease Escalation Terms
Ground Lease Expiration
Ground Lease Extension Terms
Senior Pari Passu Note Control
Subservicer In Place (Y/N) Subservicer Name
Subservicer Fee
Servicing Fee Rate
Trustee & Paying Agent Fee
Trust Advisor
CREFC Fee
Cash/Pmt Collection Function
Servicer Fee
Loan Purpose
Cutoff B-Note In-Trust Balance
Cutoff B-Note Non-Trust Balance

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.